Related Parties (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2014
Related Party Transactions [Line Items]
Related Party Transaction, Description of Transaction	less than 0.1 million	less than 0.1 million	less than 0.1 million	less than 0.1 million	less than 0.1 million	less than 0.1 million
Income Tax Reconciliation Nondeductible Income Loss					$ 3,920
Ventanas Solar [Member]
Related Party Transactions [Line Items]
Trade Receivables Held-for-sale, Reconciliation to Cash Flow, Deductions from Held-for-sale					$ 6,600
Debt Instrument, Description of Variable Rate Basis					Libor + 4.7%
Santa Maria Del Mar SA [Member]
Related Party Transactions [Line Items]
Guarantor Obligations, Current Carrying Value						$ 163
Company Foundation [Member]
Related Party Transactions [Line Items]
Guarantor Obligations, Current Carrying Value							$ 300
Debt Instrument, Unused Borrowing Capacity, Amount					$ 60
ESW LLC [Member]
Related Party Transactions [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages					$ 3,920